Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward exchange contracts, asset		$ 400,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	20,300,000	17,400,000
Defined benefit plan assets	32,900,000	28,700,000
Fair Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	354,400,000	335,600,000
Carrying Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 334,000,000	$ 312,400,000